Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth Opportunities Portfolio
September 30, 2024
VIPGRO-NPRT3-1124
1.808783.120
Common Stocks - 97.2%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc Subordinate Voting Shares (United States) (b)	95,400	4,876,848
CHINA - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
NXP Semiconductors NV	221,777	53,228,698
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	16,125	2,407,624
Pharmaceuticals - 0.2%
Novo Nordisk A/S Series B	60,700	7,199,719
TOTAL DENMARK		9,607,343
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Hermes International SCA	2,400	5,893,462
LVMH Moet Hennessy Louis Vuitton SE	2,500	1,917,190

TOTAL FRANCE		7,810,652
GERMANY - 0.4%
Information Technology - 0.4%
Software - 0.4%
SAP SE	68,800	15,736,804
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (b)(c)(d)	461,230	1,419,046
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(c)(d)	2,299	840,101
TOTAL INDIA		2,259,147
IRELAND - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Circle Internet Financial LLC (c)	214,805	6,233,641
Circle Internet Financial LLC (c)	20,489	594,591

TOTAL IRELAND		6,828,232
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	8,155	16,799
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	13,931	7,551,716
SINGAPORE - 1.7%
Communication Services - 1.7%
Entertainment - 1.7%
Sea Ltd Class A ADR (b)	668,688	63,043,905
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	318,500	55,313,895
UNITED KINGDOM - 0.6%
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd Class D (b)(c)(d)	1,101,900	4,669,997
Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca PLC ADR	215,300	16,774,023
TOTAL UNITED KINGDOM		21,444,020
UNITED STATES - 90.4%
Communication Services - 19.0%
Entertainment - 4.5%
Netflix Inc (b)	81,300	57,663,651
Roku Inc Class A (b)	1,441,824	107,646,580
		165,310,231
Interactive Media & Services - 12.8%
Alphabet Inc Class A	350,920	58,200,082
Alphabet Inc Class C	891,460	149,043,197
Epic Games Inc (b)(c)(d)	8,216	4,929,600
Meta Platforms Inc Class A	408,179	233,657,987
Reddit Inc Class A	8,500	560,320
ZoomInfo Technologies Inc (b)	1,865,900	19,256,088
		465,647,274
Media - 0.2%
Magnite Inc (b)	484,550	6,711,018
Trade Desk Inc (The) Class A (b)	11,600	1,271,939
		7,982,957
Wireless Telecommunication Services - 1.5%
T-Mobile US Inc	274,488	56,643,344
Consumer Discretionary - 10.5%
Automobiles - 0.0%
Neutron Holdings Inc (b)(c)(d)	106,587	4,306
Rad Power Bikes Inc (b)(c)(d)	56,834	14,208
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	69,642	42,482
Rivian Automotive Inc Class A (b)	3,500	39,270
Tesla Inc (b)	1,075	281,252
		381,518
Broadline Retail - 5.1%
Amazon.com Inc (b)	987,260	183,956,156
Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill Inc (b)	114,500	6,597,490
Domino's Pizza Inc	34,300	14,753,802
Hilton Worldwide Holdings Inc	60,300	13,899,150
Sonder Holdings Inc Stage 1 rights (b)(c)	2,658	0
Sonder Holdings Inc Stage 2 rights (b)(c)	2,658	0
Sonder Holdings Inc Stage 3 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 4 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 5 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 5 rights (b)(c)	2,657	0
Starbucks Corp	172,000	16,768,280
		52,018,722
Specialty Retail - 4.0%
Carvana Co Class A (b)	418,400	72,847,624
Floor & Decor Holdings Inc Class A (b)(e)	200,300	24,871,251
Lowe's Cos Inc	150,700	40,817,095
Wayfair Inc Class A (b)	70,874	3,981,701
Williams-Sonoma Inc	19,300	2,989,956
		145,507,627
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (c)(d)	745,906	1,700,666
TOTAL CONSUMER DISCRETIONARY		383,564,689

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.6%
BJ's Wholesale Club Holdings Inc (b)	269,000	22,187,120
Food Products - 0.0%
Bowery Farming Inc (b)(c)	88,303	1,766
Bowery Farming Inc warrants (b)(c)(d)	31,026	621
		2,387
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	2,980,637	3,010,443
JUUL Labs Inc Class B (b)(c)(d)	560	566
		3,011,009
TOTAL CONSUMER STAPLES		25,200,516

Financials - 4.8%
Capital Markets - 1.6%
Blue Owl Capital Inc Class A	772,900	14,963,344
Coinbase Global Inc Class A (b)	110,800	19,741,236
LPL Financial Holdings Inc	98,700	22,960,581
		57,665,161
Financial Services - 3.2%
Apollo Global Management Inc	247,100	30,865,261
Block Inc Class A (b)	336,000	22,555,680
Marqeta Inc Class A (b)	3,423,060	16,841,455
Mastercard Inc Class A	1,700	839,460
Visa Inc Class A	167,633	46,090,694
		117,192,550
Insurance - 0.0%
Progressive Corp/The	1,600	406,016
TOTAL FINANCIALS		175,263,727

Health Care - 6.8%
Biotechnology - 1.2%
Abbvie Inc	1,800	355,464
Alnylam Pharmaceuticals Inc (b)	21,951	6,037,184
Cytokinetics Inc (b)	152,300	8,041,440
Keros Therapeutics Inc (b)	44,000	2,555,080
Nuvalent Inc Class A (b)	56,384	5,768,083
Regeneron Pharmaceuticals Inc (b)	3,200	3,363,968
Vaxcyte Inc (b)	171,604	19,609,189
		45,730,408
Health Care Equipment & Supplies - 1.7%
Blink Health LLC Class A1 (b)(c)(d)	11,090	465,780
Boston Scientific Corp (b)	678,792	56,882,770
TransMedics Group Inc (b)	40,860	6,415,020
		63,763,570
Health Care Providers & Services - 1.0%
UnitedHealth Group Inc	58,048	33,939,505
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific Inc	17,000	10,515,689
Pharmaceuticals - 2.6%
Eli Lilly & Co	95,700	84,784,458
Merck & Co Inc	61,500	6,983,940
Structure Therapeutics Inc ADR (b)	40,700	1,786,323
		93,554,721
TOTAL HEALTH CARE		247,503,893

Industrials - 4.9%
Aerospace & Defense - 0.3%
Axon Enterprise Inc (b)	18,500	7,392,600
Space Exploration Technologies Corp (b)(c)(d)	21,965	2,460,080
Space Exploration Technologies Corp Class C (b)(c)(d)	2,403	269,136
		10,121,816
Building Products - 2.0%
Builders FirstSource Inc (b)	374,000	72,503,640
Commercial Services & Supplies - 0.3%
ACV Auctions Inc Class A (b)	530,600	10,787,098
Construction & Engineering - 0.0%
Fluor Corp (b)	8,100	386,451
Electrical Equipment - 0.4%
NEXTracker Inc Class A (b)(e)	401,385	15,043,910
Ground Transportation - 1.9%
Bird Global Inc Stage 1 rights (b)(c)	625	0
Bird Global Inc Stage 2 rights (b)(c)	625	0
Bird Global Inc Stage 3 rights (b)(c)	625	0
Uber Technologies Inc (b)	939,793	70,634,842
		70,634,842
Machinery - 0.0%
Symbotic Inc Class A (b)(e)	36,300	885,357
TOTAL INDUSTRIALS		180,363,114

Information Technology - 42.4%
Communications Equipment - 0.6%
Arista Networks Inc (b)	63,700	24,449,334
Electronic Equipment, Instruments & Components - 1.6%
Flex Ltd (b)	1,722,252	57,574,884
IT Services - 0.4%
MongoDB Inc Class A (b)	61,300	16,572,455
Semiconductors & Semiconductor Equipment - 21.3%
Advanced Micro Devices Inc (b)	226,100	37,098,488
Analog Devices Inc	1,500	345,255
Applied Materials Inc	51,895	10,485,385
ARM Holdings PLC ADR	300	42,903
Astera Labs Inc (b)	44,000	2,305,160
Broadcom Inc	791,000	136,447,500
First Solar Inc (b)	102,900	25,667,376
Marvell Technology Inc	594,670	42,887,600
Micron Technology Inc	181,200	18,792,252
NVIDIA Corp	3,754,820	455,985,341
ON Semiconductor Corp (b)	672,239	48,811,274
		778,868,534
Software - 12.0%
AppLovin Corp Class A (b)	6,000	783,300
Cadence Design Systems Inc (b)	2,000	542,060
Convoy Inc warrants (b)(c)(d)	12,923	0
Coreweave Inc Class A (c)	1,577	1,337,643
Datadog Inc Class A (b)	135,000	15,533,100
HubSpot Inc (b)	15,093	8,023,439
Intapp Inc (b)	329,881	15,778,208
Microsoft Corp	752,744	323,905,743
Onestream Inc Class A	4,500	152,550
OpenAI Global LLC rights (b)(c)(d)	632,919	632,919
Oracle Corp	262,800	44,781,120
Palantir Technologies Inc Class A (b)	11,000	409,200
Samsara Inc Class A (b)	37,300	1,794,876
Servicenow Inc (b)	26,018	23,270,239
Stripe Inc Class B (b)(c)(d)	10,400	286,104
Synopsys Inc (b)	2,100	1,063,419
		438,293,920
Technology Hardware, Storage & Peripherals - 6.5%
Apple Inc	863,904	201,289,632
Dell Technologies Inc Class C	293,600	34,803,344
Western Digital Corp (b)	4,500	307,305
		236,400,281
TOTAL INFORMATION TECHNOLOGY		1,552,159,408

Materials - 0.2%
Construction Materials - 0.2%
Martin Marietta Materials Inc	13,500	7,266,375
Utilities - 1.1%
Electric Utilities - 1.1%
Constellation Energy Corp	155,900	40,537,118
TOTAL UNITED STATES		3,307,442,646
TOTAL COMMON STOCKS (Cost $1,692,368,014)		3,555,160,705

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (c)(d)	130,700	226,124
Neutron Holdings Inc 4% 6/12/2027 (c)(d)	35,600	61,592
Neutron Holdings Inc 6.5% 10/29/2026 (c)(d)(f)	1,794,228	1,936,331
		2,224,047
Information Technology - 0.0%
Software - 0.0%
Convoy Inc 15% 9/30/2026 (c)(d)	86,062	0
TOTAL UNITED STATES		2,224,047
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,046,590)		2,224,047

Convertible Preferred Stocks - 1.7%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)(g)	17,456	4,349,512
INDIA - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho (c)(d)	1,752	97,954
Meesho (c)(d)	10,521	588,229
Meesho Series E1 (c)(d)	2,354	131,612
Meesho Series F (b)(c)(d)	33,827	1,924,080
		2,741,875
Information Technology - 0.1%
Software - 0.1%
Pine Labs Pvt Ltd Series 1 (b)(c)(d)(g)	5,494	2,007,617
Pine Labs Pvt Ltd Series A (b)(c)(d)(g)	1,373	501,722
Pine Labs Pvt Ltd Series B (b)(c)(d)(g)	1,494	545,937
Pine Labs Pvt Ltd Series B2 (b)(c)(d)(g)	1,208	441,427
Pine Labs Pvt Ltd Series C (b)(c)(d)(g)	2,247	821,099
Pine Labs Pvt Ltd Series C1 (b)(c)(d)(g)	473	172,844
Pine Labs Pvt Ltd Series D (b)(c)(d)(g)	506	184,903
		4,675,549
TOTAL INDIA		7,417,424
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	74,300	416,080
Xsight Labs Ltd Series D1 (c)(d)(g)	27,183	216,920

TOTAL ISRAEL		633,000
UNITED STATES - 1.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	1,673,000	67,589
Rad Power Bikes Inc Series A (b)(c)(d)	7,410	1,852
Rad Power Bikes Inc Series C (b)(c)(d)	29,156	19,243
Rad Power Bikes Inc Series D (b)(c)(d)(g)	54,800	60,828
Waymo LLC Series A2 (b)(c)(d)	7,496	480,569
		630,081
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	10,300	322,287
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	131,549	132,864
JUUL Labs Inc Series D (b)(c)(d)	741	748
		133,612
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (c)(d)(g)	9,073	674,850
Tenstorrent Holdings Inc Series D1 (c)(d)	5,400	426,708
		1,101,558
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	40,445	1,698,690
Blink Health LLC Series D (c)(d)	8,446	354,732
		2,053,422
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC (b)(c)(d)(h)	105,185	881,450
Health Care Technology - 0.0%
Aledade Inc Series E1 (b)(c)(d)	19,932	754,626
TOTAL HEALTH CARE		3,689,498

Industrials - 0.8%
Aerospace & Defense - 0.6%
Anduril Industries Inc (c)(d)	87,824	1,909,294
Relativity Space Inc Series E (b)(c)(d)	149,903	2,735,730
Space Exploration Technologies Corp Series I (b)(c)(d)(g)	3,941	4,413,920
Space Exploration Technologies Corp Series N (b)(c)(d)	8,100	9,072,000
		18,130,944
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (c)(d)	30,114	1,263,282
Construction & Engineering - 0.2%
Beta Technologies Inc Series A (b)(c)(d)(g)	64,780	7,108,309
TOTAL INDUSTRIALS		26,502,535

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	49,900	310,876
Enevate Corp Series E (b)(c)(d)	1,172,546	703,528
Vast Data Ltd Series A (c)(d)	8,394	152,519
Vast Data Ltd Series A1 (c)(d)	20,660	375,392
Vast Data Ltd Series A2 (c)(d)	23,765	431,810
Vast Data Ltd Series B (c)(d)	18,910	343,595
Vast Data Ltd Series C (c)(d)	552	10,030
Vast Data Ltd Series E (c)(d)	18,070	328,332
		2,656,082
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	70,900	609,740
Yanka Industries Inc Series E (b)(c)(d)	53,172	198,863
Yanka Industries Inc Series F (b)(c)(d)	55,568	333,408
		1,142,011
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	171,100	1,118,994
SiMa Technologies Inc Series B1 (b)(c)(d)	24,426	185,638
		1,304,632
Software - 0.3%
Anthropic PBC Series D (c)(d)	10,536	339,786
Convoy Inc Series D (b)(c)(d)	197,216	2
Coreweave Inc Series C (c)(d)(g)	101	99,326
Databricks Inc Series G (b)(c)(d)	27,000	2,213,190
Databricks Inc Series I (c)(d)	382	31,313
Lyte Ai Inc (c)(d)	45,500	578,760
MOLOCO Inc Series A (b)(c)(d)	41,187	2,280,525
Mountain Digital Inc Series D (b)(c)(d)	118,780	1,703,305
Runway AI Inc (c)(d)	11,673	1,265,561
Stripe Inc Series H (b)(c)(d)	24,195	665,604
xAI Corp Series B (c)(d)	161,864	1,937,512
		11,114,884
TOTAL INFORMATION TECHNOLOGY		16,217,609

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	99,028	2,733,173
TOTAL UNITED STATES		51,330,353
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $61,939,263)		63,730,289

Domestic Equity Funds - 0.8%
	Shares	Value ($)
iShares Russell 1000 Growth ETF (e) (Cost $27,921,989)	77,200	28,979,336

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	69,642	97,930
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(g)	60,974	66,049
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	181,868	188,759
TOTAL INFORMATION TECHNOLOGY		254,808

TOTAL UNITED STATES		352,738
TOTAL PREFERRED SECURITIES (Cost $312,484)		352,738

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.89	11,918,514	11,920,898
Fidelity Securities Lending Cash Central Fund (i)(j)	4.89	16,549,537	16,551,192
TOTAL MONEY MARKET FUNDS (Cost $28,472,090)			28,472,090

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,813,060,430)	3,678,919,205
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(18,774,991)
NET ASSETS - 100.0%	3,660,144,214

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,069,928 or 2.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/22	992,901

Anduril Industries Inc	8/07/24	1,908,995

Anthropic PBC Series D	5/31/24	316,127

Beta Technologies Inc Series A	4/09/21	4,746,431

Blink Health LLC Class A1	12/30/20 - 6/17/24	318,415

Blink Health LLC Series C	11/07/19 - 7/14/21	1,544,028

Blink Health LLC Series D	6/17/24 - 6/25/24	354,732

Bombas LLC	2/16/21 - 11/12/21	3,539,531

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	1,912,727

Cellink Corp Series D	1/20/22	1,039,113

Convoy Inc 15% 9/30/2026	3/24/23	86,062

Convoy Inc Series D	10/30/19	2,670,305

Convoy Inc warrants	3/24/23	0

Coreweave Inc Series C	5/17/24	78,684

Databricks Inc Series G	2/01/21	1,596,311

Databricks Inc Series I	9/14/23	28,077

Diamond Foundry Inc Series C	3/15/21	2,376,672

Enevate Corp 6%	11/02/23	60,974

Enevate Corp Series E	1/29/21	1,299,984

Epic Games Inc	7/13/20 - 3/29/21	6,646,200

GoBrands Inc Series G	3/02/21	2,572,088

Gupshup Inc	6/08/21	1,621,143

JUUL Labs Inc Class A	2/23/24	3,025,257

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15	0

JUUL Labs Inc Series D	6/25/18	0

Lenskart Solutions Pvt Ltd	4/30/24	1,271,063

Lyte Ai Inc	8/13/24	577,218

Meesho	7/15/24	589,176

Meesho	7/15/24	98,112

Meesho Series E1	4/18/24	131,824

Meesho Series F	9/21/21 - 7/15/24	2,559,960

MOLOCO Inc Series A	6/26/23	2,471,220

Mountain Digital Inc Series D	11/05/21	2,727,818

Neutron Holdings Inc	2/04/21	1,066

Neutron Holdings Inc 4% 5/22/2027	6/04/20	130,700

Neutron Holdings Inc 4% 6/12/2027	6/12/20	35,600

Neutron Holdings Inc 6.5% 10/29/2026	10/29/21 - 4/29/24	1,794,228

Neutron Holdings Inc Series 1C	7/03/18	305,891

OpenAI Global LLC rights	9/30/24	632,919

Pine Labs Pvt Ltd	6/30/21	857,205

Pine Labs Pvt Ltd Series 1	6/30/21	2,048,493

Pine Labs Pvt Ltd Series A	6/30/21	511,937

Pine Labs Pvt Ltd Series B	6/30/21	557,053

Pine Labs Pvt Ltd Series B2	6/30/21	450,415

Pine Labs Pvt Ltd Series C	6/30/21	837,816

Pine Labs Pvt Ltd Series C1	6/30/21	176,363

Pine Labs Pvt Ltd Series D	6/30/21	188,667

Rad Power Bikes Inc	1/21/21	274,158

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	69,642

Rad Power Bikes Inc Series A	1/21/21	35,745

Rad Power Bikes Inc Series C	1/21/21	140,644

Rad Power Bikes Inc Series D	9/17/21	525,192

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc Series E	5/27/21	3,423,050

Runway AI Inc	9/06/24	1,265,561

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 7/05/24	181,868

SiMa Technologies Inc Series B	5/10/21	877,298

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	173,202

Space Exploration Technologies Corp	2/16/21 - 8/30/24	1,550,067

Space Exploration Technologies Corp Class C	7/01/24	269,136

Space Exploration Technologies Corp Series I	4/05/18	666,029

Space Exploration Technologies Corp Series N	8/04/20	2,187,000

Starling Bank Ltd Class D	6/18/21 - 4/05/22	2,084,120

Stripe Inc Class B	5/18/21	417,335

Stripe Inc Series H	3/15/21 - 5/25/23	970,824

Tenstorrent Holdings Inc Series C1	4/23/21	539,435

Tenstorrent Holdings Inc Series D1	7/16/24	425,663

Thriveworks Topco LLC	7/23/21 - 2/25/22	3,157,302

Vast Data Ltd Series A	11/28/23	92,334

Vast Data Ltd Series A1	11/28/23	227,260

Vast Data Ltd Series A2	11/28/23	261,415

Vast Data Ltd Series B	11/28/23	208,010

Vast Data Ltd Series C	11/28/23	6,072

Vast Data Ltd Series E	11/28/23	397,540

Waymo LLC Series A2	5/08/20	643,661

xAI Corp Series B	5/13/24	1,937,512

Xsight Labs Ltd Series D	2/16/21	594,103

Xsight Labs Ltd Series D1	1/11/24	217,355

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Yanka Industries Inc Series E	5/15/20	642,275

Yanka Industries Inc Series F	4/08/21	1,771,330

Zipline International Inc Series G	6/07/24	1,263,171

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,444,574	422,766,130	413,290,209	295,628	403	-	11,920,898	0.0%
Fidelity Securities Lending Cash Central Fund	42,472,395	477,149,894	503,071,097	41,716	-	-	16,551,192	0.1%
Total	44,916,969	899,916,024	916,361,306	337,344	403	-	28,472,090

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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